Long-term investments	12 Months Ended
Dec. 31, 2023
Available-for-sale financial assets [abstract]
Long-term investments	Long-term investments

	2023			2022
	Cost	AOCI	Fair value	Cost	AOCI	Fair value
	$	$	$	$	$	$

Snowline Gold Corp.	32,759	19,909	52,668	—	—	—
West African Resources Ltd.	20,530	(6,261)	14,269	20,530	(2,766)	17,764
Osino Resources Corp. (Note 10)	6,955	5,340	12,295	6,955	347	7,302
St. Augustine Gold & Copper Ltd.	20,193	(15,562)	4,631	20,193	(16,670)	3,523
Matador Mining Ltd.	2,885	(1,253)	1,632	2,362	68	2,430
RTG Mining Inc.	13,400	(13,092)	308	13,400	(12,798)	602
Other	899	(695)	204	652	(408)	244
	97,621	(11,614)	86,007	64,092	(32,227)	31,865

During the year ended December 31, 2023, the Company purchased 14 million shares (representing a 9.9% ownership interest) of Snowline Gold Corp. for a total of $33 million and 20 million additional shares of Matador Mining Ltd. for $1 million.